Stock Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted, contractual term		10 years
Stock-based compensation expense		$ 11,710,000	$ 10,169,000	$ 19,511,000	$ 15,527,000
Warrant repurchased	106,668
Payment of warrant repurchased	$ 400,000				79,000
Warrants outstanding		0		344,000
Stock Grants
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense		$ 6,000,000	4,000,000	$ 8,500,000	4,000,000
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted, vesting period		2 years
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options granted, vesting period		4 years
Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense		$ 5,690,000	6,196,000	10,977,000	8,932,000
Unrecognized cost related to non-vested stock options expected to be recognized		$ 15,800,000		$ 11,000,000	$ 16,200,000
Unrecognized cost related to non-vested stock options, weighted-average period of recognition		1 year 10 months 25 days		1 year 7 months 6 days	2 years 1 month 6 days
Intrinsic value of options exercised		$ 1,600,000		$ 100,000	$ 200,000
Stock Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Intrinsic value of options exercised			$ 100,000